Other Expenses	12 Months Ended
Dec. 31, 2025
Other Expenses [Abstract]
Other expenses
21.	Other expenses

	December 31, 2025	December 31, 2024	December 31, 2023
	USD	USD	USD
Bad debt written off	-	3,447	(176,856)
Professional fees	4,208,903	918,016	121,773
Distribution expenses	188,429	99,515	102,971
Office expenses	358,390	185,258	221,371
Property management expenses	22,668	1,542	31,342
Exchange difference	(99,579)	17,555	54,754
Others	27,801	31,815	29,047
	4,706,612	1,257,148	384,402